LONG-TERM DEBT AND OTHER FINANCIAL DEBT (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM DEBT AND OTHER FINANCIAL DEBT [Abstract]
Balances of long-term financial debt
Balances of long-term financial debt were as follows:

			At December 31,
			2014			2013
			Nominal value
Borrower	Financial institution /Other	Due-year (1)	Current	Noncurrent	Total	Total

Ultrapetrol	Private Investors (2)	June 2021	$-	$225,960	$225,960	$226,070
UP Offshore Apoio	DVB SE	Through 2016	900	4,150	5,050	5,950
UP Offshore	DVB SE	Through 2016	4,300	21,050	25,350	29,650
UP Offshore	DVB SE	Through 2017	2,000	7,000	9,000	11,000
UP Offshore Apoio	BNDES	Through 2027	1,110	12,488	13,598	14,708
UP Offshore	DVB SE + Banco Security	Through 2018	3,333	24,167	27,500	30,833
Ingatestone Holdings	DVB NV + NIBC + ABN Amro	Through 2017	7,039	44,456	51,495	58,534
Linford Trading	DVB NV + NIBC	Through 2020	3,200	25,600	28,800	32,000
Stanyan Shipping	Natixis	Through 2017	1,584	3,146	4,730	5,638
UABL Paraguay	IFC	Through 2020	2,174	16,304	18,478	20,652
UABL Paraguay	OFID	Through 2020	1,304	9,783	11,087	12,391
UABL Barges and others	IFC	Through 2020	3,044	22,824	25,868	28,912
UABL Paraguay and Riverpar	IFC	Through 2021	1,765	9,706	11,471	13,236
UABL Paraguay and Riverpar	OFID	Through 2021	1,176	6,471	7,647	8,823
At December 31, 2014			$32,929	$433,105	$466,034
At December 31, 2013			$32,253	$466,144		$498,397

(1) See the descriptions below.
(2) Includes unamortized debt premium of $960 and $1,070 at December 31, 2014 and 2013, respectively.

Aggregate annual future payments due to the long-term financial debt
Aggregate annual future payments due to the long-term financial debt were as follows:

Year ending December 31

2015	32,929
2016	53,699
2017	67,653
2018	36,164
2019	18,664
Thereafter	255,965
465,074
Unamortized debt premium, net	960
$466,034